SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of Information About Company Principal Subsidiaries (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Avon Products, Inc
Disclosure of Significant Accounting Polices [Line Items]
Direct ownership	100.00%	100.00%
Natura Cosméticos S.A. [Member]
Disclosure of Significant Accounting Polices [Line Items]
Direct ownership	100.00%	100.00%
Natura &Co International S.à r.l.
Disclosure of Significant Accounting Polices [Line Items]
Direct ownership	100.00%	100.00%
Aesop Holdings Ltd.
Disclosure of Significant Accounting Polices [Line Items]
Direct ownership	100.00%